DISCONTINUED OPERATIONS - Additional Information (Details) - Blockchain Dynamics Limited - Discontinued Operations	Mar. 19, 2024 $ / shares shares
DISCONTINUED OPERATIONS
Ordinary shares | shares	1,307,229
Par value | $ / shares	$ 0.04